First time adoption of IFRS - Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 43,732	$ 42	$ 693	$ 955	$ 955
Trade and other receivables	20,881	53
Prepayments and other current assets	1,338	201		340
Total current assets	88,958	296		1,295
Non-current assets
Investments		268,909		265,156
Prepayments and other non-current assets		986		187
Total non-current assets	1,261,777	269,895		265,343
Total assets	1,350,735	270,191		266,638
Current liabilities
Trade and other payables	63,754	927		604
Loans and borrowings	42,545	786
Other financial liabilities	89,910	16,519
Deferred liabilities	2,437	7,239
Deferred underwriting discount	7,280	9,280
Total current liabilities	226,059	18,232		604
Non-current liabilities
Derivative financial liability		7,443		8,440
Other financial liabilities	135,746	264,477		253,530
Total non-current liabilities	763,448	271,920		261,970
Total liabilities	989,507	290,152		262,574
Net assets	361,228	(19,961)		4,064
Equity
Ordinary shares		1		1
Additional paid-in capital	1,236	969		24
(Accumulated deficit) / retained earnings	(53,194)	(20,931)		4,039
Total equity	$ 361,228	(19,961)	$ (6,984)	4,064	$ 4,062
Total liabilities, class A ordinary shares subject to possible redemption, and equity		270,191		266,638
US GAAP
Current assets
Cash and cash equivalents		42		955
Trade and other receivables		53
Prepayments and other current assets		201		340
Total current assets		296		1,295
Non-current assets
Investments		268,909		265,156
Prepayments and other non-current assets		986		187
Total non-current assets		269,895		265,343
Total assets		270,191		266,638
Current liabilities
Trade and other payables		927		604
Loans and borrowings		786
Deferred liabilities		7,239
Deferred underwriting discount		9,280
Total current liabilities		18,232		604
Non-current liabilities
Derivative financial liability		7,443		8,440
Deferred underwriting discount				9,280
Total non-current liabilities		7,443		17,720
Total liabilities		25,675		18,324
Net assets		244,516		248,314
Class A ordinary shares subject to possible redemption,		268,909		265,148
Equity
Ordinary shares		1		1
(Accumulated deficit) / retained earnings		(24,394)		(16,835)
Total equity		(24,393)		(16,834)
Total liabilities, class A ordinary shares subject to possible redemption, and equity		270,191		266,638
Effect of transition to IFRS
Current liabilities
Other financial liabilities		16,519
Deferred liabilities		(7,239)
Deferred underwriting discount		(9,280)
Non-current liabilities
Other financial liabilities		264,477		253,530
Deferred underwriting discount				(9,280)
Total non-current liabilities		264,477		244,250
Total liabilities		264,477		244,250
Net assets		(264,477)		(244,250)
Class A ordinary shares subject to possible redemption,		(268,909)		(265,148)
Equity
Additional paid-in capital		969		24
(Accumulated deficit) / retained earnings		3,463		20,874
Total equity		$ 4,432		$ 20,898